GCAT Depositor vi llcabs-15g

Exhibit 99.15

Loan Number	ALT ID	Marketing ID	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXX	XXX	20251100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/23/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 38.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 5.99 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/23/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 38.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 5.99 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/23/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 38.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 5.99 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/23/2025	Resolved	XXX	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Guidelines require rent loss insurance covering a minimum of 6 months of the rental figure used to qualify. The Hazard Insurance in the loan file does not reflect Rent Loss coverage.	Document Uploaded.	05/29/2025	Documentation provided is sufficient. Exception resolved.; Rent Loss Coverage Present	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.33% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 52.33% is less than Guideline LTV of 75%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/23/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.33% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 52.33% is less than Guideline LTV of 75%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/27/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.33% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 52.33% is less than Guideline LTV of 75%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/27/2025	Resolved	XXX	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. The final 1008 and Final Lender loan approval not provided for review.	Document Uploaded.	05/29/2025	Approval/Underwriting Summary is fully present; Documentation provided is sufficient. Exception resolved.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/27/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/27/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/27/2025	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation Required The Initial loan documents were esigned on 04/15, please provide an eConsent dated on or prior to 04/15/25	Document Uploaded.	05/29/2025	Evidence of eConsent is provided.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.37% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 10.21 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/27/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.37% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 10.21 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/27/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.37% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 10.21 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.48% is less than Guideline LTV of 65%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.48% is less than Guideline CLTV of 65%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.48% is less than Guideline LTV of 65%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.48% is less than Guideline CLTV of 65%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.48% is less than Guideline LTV of 65%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.48% is less than Guideline CLTV of 65%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines For self-employed borrowers, the guidelines state to verify the existence of the business within 30 days of the Note. The CPA letter in file was dated on 04/03/2025, which was more than 30 days from the Note date of [Redacted]. Also, there was a business entity search and a website search of the business; however, these documents did not show the date of the search.	Document Uploaded.	06/02/2025	Income and Employment Meet Guidelines - Received a post-close business entity verification from UTA Business Reg . Exception Resolved.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 3.1 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 3.1 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 3.1 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251146	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	Incorrect rescission model used - RTC form model H-8 used for Same Lender or Lender Affiliate Refinance	Incorrect rescission model used - RTC form model H8 (New Creditor) used for Same Lender or Lender Affiliate Refinance The subject refinance transaction was paying off a prior loan from XXX (pg. 475), which matches the subject lender, and therefore, RTC form model H9 (Same Creditor) was required to be used.
															Per SFIG, finding is downgraded to A, as the property is located in Florida.			Per SFIG, finding is downgraded to A, as the property is located in Florida	05/28/2025	Qualifying DTI below max allowed. - Calculated DTI of 36.99% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.36 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251146	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 36.99% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.36 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251146	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 36.99% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.36 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.58% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.41% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 10.13 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.58% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.41% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 10.13 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.58% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.41% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 10.13 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 677 is greater than Guideline minimum FICO of 660

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.92% is less than Guideline CLTV of 60%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 45.92% is less than Guideline LTV of 60%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 677 is greater than Guideline minimum FICO of 660

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.92% is less than Guideline CLTV of 60%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 45.92% is less than Guideline LTV of 60%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 677 is greater than Guideline minimum FICO of 660

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.92% is less than Guideline CLTV of 60%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 45.92% is less than Guideline LTV of 60%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 5.82% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 18.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 5.82% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 18.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 5.82% is less than Guideline DTI of 55%

																				Borrower has stable job time - Borrower has 18.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	Trust/POA Does Not Meet Guideline Requirements	Missing executed POA documentation for the non-borrowing spouse who who executed the Mortgage. Lender to provide a copy of the executed POA documentation for the non-borrowing spouse who executed the Mortgage.	Document Uploaded.	05/30/2025	Documentation provided is sufficient. Exception resolved.	05/31/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 27.29% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 2.93 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 27.29% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 2.93 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 27.29% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 2.93 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	05/28/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	CA Per Diem Interest Amount Test	This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($2,763.36) exceeds the per diem interest charge or credit threshold ($2,277.43).PLEASE NOTE: An additional $1 buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	Document Uploaded.	05/30/2025	PCCD provided; exception resolved; PCCD provided; exception resolved; The disbursement date was [Redacted] however the final signed CD shows interest started as of [Redacted] which was prior to consummation and the file did not contain a final settlement statement to verify the amount collected in pre-paid interest	06/01/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	05/28/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 4.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.31% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 4.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.31% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 4.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.31% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Rescinded	XXX	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction Invalid. Allowed per lender guidelines	Please clarify your condition.	05/30/2025	Non arm's length is allowed by guidelines	05/31/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/28/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 9.35 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 9.35 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 9.35 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Curative	05/30/2025	Resolved	XXX	Compliance	CA Per Diem Interest Amount Test	funds were disbursed on [Redacted], however the interest start date on the CD in file is [Redacted] This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($6,566.82) exceeds the per diem interest charge or credit threshold ($6,146.80).PLEASE NOTE: An additional $1 buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	05/30/2025	Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.47% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.47% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 3.67 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Curative	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.47% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.47% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 3.67 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Curative	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.47% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.47% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 3.67 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Document Uploaded. This was in the file.	06/02/2025	Purchase Contract Doc is not Missing, or is Not Applicable. Exception Resolved.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	05/30/2025	Borrower has stable job time - Borrower has 4.26 years on job. Qualifying DTI below max allowed. - Calculated DTI of 19.25% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 4.26 years on job. Qualifying DTI below max allowed. - Calculated DTI of 19.25% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 4.26 years on job. Qualifying DTI below max allowed. - Calculated DTI of 19.25% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 2.19 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.83% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 2.19 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.83% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 2.19 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.83% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251119	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 10.65% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 2.7 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251119	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 10.65% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 2.7 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251119	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 10.65% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 2.7 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251140	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																				Borrower has stable job time - Borrower has 19.73 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251140	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																				Borrower has stable job time - Borrower has 19.73 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251140	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/29/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																				Borrower has stable job time - Borrower has 19.73 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Loan Agreement Missing	Missing loan agreement as required per guidelines or as referenced in the loan file. The required LLC Borrowing Certificate for a Single Member entity, Guideline Exhibit F, is missing from the loan file.
This was signed by the borrower via electronic signature, which is why it looks different than his wet signed documents. There is a signature verification attached, which matched the ID on the document and matches his email and e consent email. ; Document Uploaded.	06/06/2025	Loan Agreement Present; Documentation provided is sufficient. Exception resolved.; Documentation provided is insufficient as borrower's signature on the borrower certification differs from signature on Note and Deed of Trust. Exception remains.	07/14/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.04% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 37.04% is less than Guideline LTV of 75%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.04% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 37.04% is less than Guideline LTV of 75%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.04% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 37.04% is less than Guideline LTV of 75%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 3.3 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 44.06% is less than Guideline DTI of 55%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 3.3 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 44.06% is less than Guideline DTI of 55%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 3.3 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 44.06% is less than Guideline DTI of 55%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251143	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251143	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251143	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Borrower Non-US Citizen Identification Document Missing	Non US Citizen Borrower is missing Identification Document. Non US Citizen Borrower is missing Identification Document. Non US Citizen Borrower is missing Identification Document. Non US Citizen Borrower is missing Identification Document.	Document Uploaded.	06/03/2025	Borrower Identification Document provided. Per guidelines the Cert of Resident Alien Status form is all that is required, which was provided. Exception Resolved.	07/14/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.76% is less than Guideline LTV of 85%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.76% is less than Guideline CLTV of 85%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The file did not contain any housing history.	Document Uploaded.	06/03/2025	Housing History Meets Guideline Requirements - At time of application, borrower had primary residence in pending sale, which took place [Redacted], which is where proceeds came from. Received property details report on primary residence that property was free and clear. Further the HUD-1 in file also confirms borrower did not pay a mortgage off. The other properties borrower's owns, which will not be borrower's primary residence are also free and clear. Mortgage loans not reported on credit report. Therefore, no there is no mortgage history to be provided or reviewed, which meets lender guidelines. Exception Resolved.	07/14/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.76% is less than Guideline LTV of 85%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.76% is less than Guideline CLTV of 85%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.76% is less than Guideline LTV of 85%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.76% is less than Guideline CLTV of 85%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251138	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251138	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251138	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: The appraiser states there is a unpermitted 2nd kitchen, but no explanation as to why and whether the property has an ADU.	Document Uploaded.	06/05/2025	Explanation provided is sufficient. Exception resolved; Property/Appraisal Meets Guidelines	07/14/2025	Qualifying DTI below max allowed. - Calculated DTI of 42.04% is less than Guideline DTI of 55%

Borrower has stable job time - Borrower has 5.45 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Provide executed Letter of Explanation as to why the tenants last name as the same as the borrowers last name on departing residence lease: XXX	Document Uploaded.	06/05/2025	Housing History Meets Guideline Requirements; Explanation provided is sufficient. Exception resolved	07/14/2025	Qualifying DTI below max allowed. - Calculated DTI of 42.04% is less than Guideline DTI of 55%

Borrower has stable job time - Borrower has 5.45 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	06/02/2025	Qualifying DTI below max allowed. - Calculated DTI of 42.04% is less than Guideline DTI of 55%

Borrower has stable job time - Borrower has 5.45 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 699 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 699 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 699 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/25/2025	Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 15.79 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML escrow established, appraisal requirement met This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/25/2025	Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 15.79 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	07/01/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $23.63.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $23.63.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	PCCD provided	07/03/2025	PCCD provided, condition cleared	07/03/2025	Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 15.79 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	07/01/2025	Resolved	XXX	Compliance	TRID Post-Consummation Revised Closing Disclosure Data Validation Test	This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either: A consummation date; or A post-consummation revised closing disclosure delivery date; or A date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; or A date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure. These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test. This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either: A consummation date; or A post-consummation revised closing disclosure delivery date; or A date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; or A date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure. These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.	PCCD provided	07/03/2025	PCCD provided, condition cleared	07/03/2025	Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 15.79 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 15.79 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 15.79 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251176	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.99% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 68.99% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251176	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.99% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 68.99% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251176	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.99% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 68.99% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 5.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.85% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 5.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.85% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 5.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.85% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 21.52 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 44.09% is less than Guideline DTI of 55%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 21.52 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 44.09% is less than Guideline DTI of 55%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 21.52 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 44.09% is less than Guideline DTI of 55%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.85% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.85% is less than Guideline CLTV of 90%

																				Qualifying DTI below max allowed. - Calculated DTI of 39.58% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.85% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.85% is less than Guideline CLTV of 90%

																				Qualifying DTI below max allowed. - Calculated DTI of 39.58% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.85% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.85% is less than Guideline CLTV of 90%

																				Qualifying DTI below max allowed. - Calculated DTI of 39.58% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.78% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 64.78% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.78% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 64.78% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.78% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 64.78% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of [Redacted] is after the Disbursement Date of [Redacted]. Hazard policy effective date of [Redacted], disbursement date on final CD is [Redacted].	Document Uploaded.	06/03/2025	Hazard Insurance Effective Date of 05-22-2025 is prior to or equal to the Disbursement Date of 05-23-2025 Or Hazard Insurance Effective Date Is Not Provided. Exception Resolved.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 44.24% is less than Guideline DTI of 55%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 44.24% is less than Guideline DTI of 55%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	05/30/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 44.24% is less than Guideline DTI of 55%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 3.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 3.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251128	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Curative	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.83% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 35.78% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.83% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251128	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Curative	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.83% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 35.78% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.83% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251128	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Curative	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.83% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 35.78% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.83% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251173	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.27% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 46.27% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251173	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.27% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 46.27% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251173	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.27% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 46.27% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251172	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.82% is less than Guideline LTV of 85%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.82% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251172	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.82% is less than Guideline LTV of 85%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.82% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251172	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.82% is less than Guideline LTV of 85%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.82% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251182	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251182	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251182	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251170	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251170	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251170	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.65% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.65% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.65% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.65% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.65% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.65% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met. Exception downgraded.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/03/2025	Borrower has stable job time - Borrower has 7.72 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 7.97% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 7.72 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 7.97% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 7.72 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 7.97% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251120	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 76.4% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.4% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251120	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 76.4% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.4% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251120	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 76.4% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.4% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 2.63 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 25.9% is less than Guideline DTI of 55%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 2.63 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 25.9% is less than Guideline DTI of 55%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 2.63 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 25.9% is less than Guideline DTI of 55%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 26.3% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 19.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 26.3% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 19.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 26.3% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 19.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 12.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 20.3% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 12.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 20.3% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 12.15 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 20.3% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 3.19 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 3.19 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Borrower has stable job time - Borrower has 3.19 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251153	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Verified the following assets: XXX from checking in addition to XXX from stocks/bonds = XXX. Loan requires 6 months reserves = XXX. Funds needed for close were XXX. Verified receiving XXX to close = XXX short reserves. Asset grand total is XXX - XXX required to close = XXXX in available funds; however XXX is needed, thus creating the shortage of XXX.	Document Uploaded.	06/04/2025	Audited Reserves of XXX are equal to or greater than AUS Required Reserves of XXX. Received PCCD with corrected closing costs. Exception Resolved.	07/14/2025	Borrower has stable job time - Borrower has 40.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 10.29% is less than Guideline DTI of 50%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251153	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 40.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 10.29% is less than Guideline DTI of 50%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251153	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 40.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 10.29% is less than Guideline DTI of 50%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of 36.5% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 15.82 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 36.5% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 15.82 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 36.5% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 15.82 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251180	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Acknowledged	XXX	Credit	Borrower Contributions Do Not Met Guideline Minimum	EXCEPTION TO PERMIT LTV OF 75% WITH 25% GIFT DOWN PAYMENT. (0.01% LTV EXCEPTION)
BORROWER MET RESERVE REQUIREMENTS WITH THEIR OWN PERSONAL ASSETS.
GIFT FUNDS PERMITTED FOR ENTIRE DOWN PAYMENT UP TO 74.99%	07/02/2025	Document Uploaded. ; EXCEPTION TO PERMIT LTV OF 75% WITH 25% GIFT DOWN PAYMENT. (0.01% LTV EXCEPTION) based on comp factors of Credit: Twenty-four (24) months housing history reviewed with no late payments; Other: Qualifying FICO is greater than the guideline minimum by 100 points	07/02/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXX	XXX	20251180	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Rescinded	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXX	XXX	20251180	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXX	XXX	20251180	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXX	XXX	20251192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing hazard insurance declaration page reflecting what the insurance protects against i.e. loss or damage from fire and other hazards covered by standard extended coverage endorsement, wind, civil commotion (including riots), smoke, hail. The loan file only contains the invoice and page that reflects coverage amount and mortgagee clause.	Document Uploaded. ; Document Uploaded.	06/09/2025	Documentation provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present; The policy should specifically state what the insurance policy protects against, to meet guidelines requirement. An updated policy is required. Exception remains.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 700 is greater than Guideline minimum FICO of 680	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	Asset General	Gift letter was not executed by the Donor.	Document Uploaded.	06/04/2025	Documentation provided is sufficient. Exception resolved	06/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 700 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 700 is greater than Guideline minimum FICO of 680	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 700 is greater than Guideline minimum FICO of 680	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	Borrower 1 Award Letter Missing	Borrower 1 Award Letter Missing for Social Security income utilized for qualification.	Document Uploaded.	06/06/2025	Borrower 1 Award Letter Provided; Documentation provided is sufficient. Exception resolved.	07/14/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 32.2 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	Missing Letter of Explanation (Credit)	Missing LOE from the borrower explaining the situation that made the modification necessary. Borrower had a modification dated [Redacted] on the current mortgage.	Document Uploaded.	06/13/2025	Modification LOE provided and sufficient to resolve. Resolved.	06/13/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 32.2 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 32.2 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 32.2 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 32.2 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/03/2025	Qualifying DTI below max allowed. - Calculated DTI of 26% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 5.56 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 26% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 5.56 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 26% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 5.56 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251162	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of 37.96% is less than Guideline DTI of 55%

Borrower has stable job time - Borrower has 9.38 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.4% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.4% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251162	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 37.96% is less than Guideline DTI of 55%

Borrower has stable job time - Borrower has 9.38 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.4% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.4% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251162	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 37.96% is less than Guideline DTI of 55%

Borrower has stable job time - Borrower has 9.38 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.4% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.4% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 10.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 12.3% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 10.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 12.3% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 10.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 12.3% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251188	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Input address does not match the address associated with the APN. Fraud report reflects address as XXX vs Note reflects XXX	Document Uploaded.	06/04/2025	Documentation provided is sufficient. Exception resolved	06/06/2025		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251188	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Desk review reflects address as XXXX vs Note reflects XXXX.	Document Uploaded.	06/04/2025	Documentation provided is sufficient. Exception resolved	06/06/2025		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251188	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/02/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 21.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 21.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/01/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 21.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Cured	XXX	Compliance	Incorrect rescission model used - RTC form model H-8 used for Same Lender or Lender Affiliate Refinance	Incorrect rescission model used - RTC form model H8 (New Creditor) used for Same Lender or Lender Affiliate Refinance The subject refinance transaction was paying off a prior loan from XXX (pg. 347-348), which matches the subject lender, and therefore, RTC form model H9 (Same Creditor) was required to be used.
																Document Uploaded.	06/05/2025	Cure package provided to borrower	06/05/2025	Borrower has stable job time - Borrower has 11.62 years on job.	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	XXX	20251222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 11.62 years on job.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	XXX	20251222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 11.62 years on job.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	XXX	20251223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 4.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 40.94% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 4.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 40.94% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 4.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 40.94% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Purchase contract includes all furnishings, appraisal does not reflect the furnishings are included. Per lender guidelines: Any personal property transferred with a property sale must be deemed to have zero transfer value, as indicated by the sales contract and the appraisal. If any value is associated with the personal property, the sales price and appraised value must be reduced by the personal property value for purposes of calculating the LTV/CLTV/HCLTV.	Document Uploaded.	06/05/2025	Property/Appraisal Meets Guidelines; Explanation provided is sufficient. Exception resolved.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.93% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.93% is less than Guideline CLTV of 80%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.93% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.93% is less than Guideline CLTV of 80%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/03/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.93% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.93% is less than Guideline CLTV of 80%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251230	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	06/04/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 39.7% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 44.31 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251230	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	06/03/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 39.7% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 44.31 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251230	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Curative	06/03/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 39.7% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 44.31 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/05/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 7.66 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.11% is less than Guideline DTI of 55%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 7.66 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.11% is less than Guideline DTI of 55%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 7.66 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.11% is less than Guideline DTI of 55%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251238	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251238	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251238	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 40.41% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 40.41% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/04/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 40.41% is less than Guideline DTI of 55%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/06/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 32.99% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Borrower has stable job time - Borrower has 10.18 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/06/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 32.99% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Borrower has stable job time - Borrower has 10.18 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/06/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 32.99% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Borrower has stable job time - Borrower has 10.18 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/06/2025	Rescinded	XXX	Credit	Tradelines do not meet Guideline Requirements	The lender’s minimum tradeline requirements have not been met per guidelines. Per lender guidelines each borrower must include a minimum: Borrower does not have Two (2) tradelines reporting for 24 months with minimum 12 month history; or one (1) tradeline reporting within the last 24 months that shows a minimum 36 months; or a combined credit profile between borrower and co-borrower with a minimum of three (3) tradelines. All accounts are either authorized user or mortgage accounts which do not apply.	Document Uploaded. Active Tradeline met with [Redacated]	06/11/2025	Tradelines meets guidelines. Exception Rescinded.; Tradelines meet Guideline Requirements	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/07/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.28% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 17.41 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 42.82% is less than Guideline DTI of 55%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.28% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/06/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.28% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 17.41 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 42.82% is less than Guideline DTI of 55%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.28% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($6,499.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($7,711.50). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required. Refund in the amount of $1,212.50, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following Lender Credit reduction:

-The Lender Credit was reduced from $7,711.50 to $6,499.00 on the revised CD dated 5/29/2025.

The file contains a COC dated 5/23/2025, which stated "total credits not to exceed $6,499" with the listed reason as "Other." This is not a valid reason for the reduction in the Lender Credits.	Document Uploaded.	06/11/2025	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	06/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 51.87% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 13.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.87% is less than Guideline CLTV of 90%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 51.87% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 13.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.87% is less than Guideline CLTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 51.87% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 13.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.87% is less than Guideline CLTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251236	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251236	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251236	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251224	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $33967.41 are less than Guideline Required Reserves of $37398.48. The guidelines require an additional 12 months reserves. The borrowers have their prior home for sale but it has not sold yet. The lender excluded the monthly payment for this property from their DTI calculation, but the guidelines require an additional 12 months reserves if the appraisal for the departing residence indicates the marketing time is less than 6 months.	Please provide your reserve and cash to close calculations.; Document Uploaded.	06/17/2025	Audited Reserves of XXX are equal to or greater than AUS Required Reserves of XXX. Exception resolved.; The gift funds of XXX are not allowed to be considered to meet reserve requirements. They can only be applied to closing and therefore not part of total consideration for Asset reserves. Exception remains.	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 37.88% is less than Guideline DTI of 55%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251224	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $650.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. ; Document Uploaded. ; Please clarify your cure amount.	06/16/2025	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Sorry, the cure amount is $650 for Appraisal Departing Fee, Cure package requires PCCD, LOE, copy of refund check, proof of delivery or valid COC required; TILA 130 Cure required, Refund in the amount of $720 for Appraisal Departing Fee, Cure package requires PCCD, LOE, copy of refund check, proof of delivery or valid coc. The COC in file does not contain a date the change in circumstance was required. COC indicates a need for a departing residence appraisal but no date was listed	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 37.88% is less than Guideline DTI of 55%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251224	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

																				Qualifying DTI below max allowed. - Calculated DTI of 37.88% is less than Guideline DTI of 55%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251227	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 27.83% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 5.42 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251227	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 27.83% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 5.42 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251227	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/08/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 27.83% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 5.42 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251239	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.2% is less than Guideline LTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 740

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.2% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251239	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.2% is less than Guideline LTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 740

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.2% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251226	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/10/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 19.23 years on job. Qualifying DTI below max allowed. - Calculated DTI of 21.83% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251226	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 19.23 years on job. Qualifying DTI below max allowed. - Calculated DTI of 21.83% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251226	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 19.23 years on job. Qualifying DTI below max allowed. - Calculated DTI of 21.83% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/10/2025	Rescinded	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ([Redacted]) is insufficient, not meeting the required coverage amount of ([Redacted]). The Replacement Cost Estimate reflects the reconstruction cost with debris removal is[Redacted], but the policy only reflects [Redacted] of coverage and does state policy provides replacement cost coverage, but no evidence of the amount of replacement cost coverage, to determine if its sufficient to cover the [Redacted].	Document Uploaded.	06/11/2025	Cost of new on appraisal is [Redacted]. HOI sufficient. Exception Rescinded.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; The hazard insurance dwelling coverage of ([Redacted]) is insufficient, not meeting the required coverage amount of ($[Redacted]).	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Rescinded	XXX	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage or verification that loss of use also includes rent loss.	Document Uploaded.	06/11/2025	Rent loss is on HOI. Exception rescinded.; Rent Loss Coverage Present	06/12/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 8.33 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 38.84% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 8.33 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 38.84% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251233	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/10/2025	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 26.7% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 9.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251233	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 26.7% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 9.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXX	20251233	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 26.7% is less than Guideline DTI of 55% Borrower has stable job time - Borrower has 9.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A